FAIR VALUE OF FINANCIAL INSTRUMENTS - Quantitative information associated with the fair value measurements (Details) - Level 3 $ in Thousands	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Quantitative information associated with the fair value measurements
Contingent Consideration	$ 14,781	$ 14,039
Probability-adjusted discounted cash flow | Minimum | Probabilities of success
Quantitative information associated with the fair value measurements
Fair value measurements input	55	55
Probability-adjusted discounted cash flow | Minimum | Years until milestones are expected to be achieved
Quantitative information associated with the fair value measurements
Fair value measurements input	0.00	0.63
Probability-adjusted discounted cash flow | Minimum | Discount term
Quantitative information associated with the fair value measurements
Fair value measurements input	8.10	8.10
Probability-adjusted discounted cash flow | Maximum | Probabilities of success
Quantitative information associated with the fair value measurements
Fair value measurements input	100	100
Probability-adjusted discounted cash flow | Maximum | Years until milestones are expected to be achieved
Quantitative information associated with the fair value measurements
Fair value measurements input	1.90	2.15
Probability-adjusted discounted cash flow | Maximum | Discount term
Quantitative information associated with the fair value measurements
Fair value measurements input	8.53	8.53